Financial risk management and financial instruments - Interest Rate Risk (Details) R in Millions, $ in Millions	1 Months Ended
	Jul. 31, 2015 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 ZAR (R)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 ZAR (R)
Variable
Financial risk management and financial instruments
Financial assets			R 18,657		R 29,044
Financial liabilities			(58,908)		(38,454)
Net financial instruments			R (40,251)		R (9,410)
Variable rate as a percentage of total financial assets		99.00%	99.00%	99.00%	99.00%
Variable rate as a percentage of total financial liabilities		54.00%	54.00%	46.00%	46.00%
Fixed
Financial risk management and financial instruments
Financial assets			R 97		R 250
Financial liabilities			(51,144)		(44,395)
Net financial instruments			R (51,047)		R (44,145)
Fixed rate as a percentage of total financial assets		1.00%	1.00%	1.00%	1.00%
Fixed rate as a percentage of total financial liabilities		46.00%	46.00%	54.00%	54.00%
Interest rate swap
Financial risk management and financial instruments
Financial assets			R 291
Financial liabilities			R (45)		R (1,070)
Interest rate swap | Cash flow hedge
Financial risk management and financial instruments
Percentage of LIBOR exposure hedged	50.00%
Contract/Notional amount | $	$ 3,995	$ 2,000		$ 1,980